Long-term investments - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investments	$ 86,007	$ 31,865
Cost
Disclosure of financial assets [line items]
Investments	$ 97,621	64,092
Snowline Gold Corp.
Disclosure of financial assets [line items]
Shares purchased (in shares)	14
Proportion of ownership interest in long-term investments	9.90%
Investments	$ 52,668	0
Snowline Gold Corp. | Cost
Disclosure of financial assets [line items]
Investments	$ 32,759	0
Matador Mining Ltd.
Disclosure of financial assets [line items]
Shares purchased (in shares)	20
Investments	$ 1,632	2,430
Long-term investment, value	1,000
Matador Mining Ltd. | Cost
Disclosure of financial assets [line items]
Investments	$ 2,885	$ 2,362